Employee Benefits and Incentive Plans - Stock Option Activity under EIP (Executive Incentive Plan) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance	3,492,260	41,681	56,793
Granted	(2,615,000)	(20,000)	(29,375)
Canceled	36,188	12,688	14,263
Exercised
Amendment to the Plan		3,394,892
Balance	850,448	3,492,260	41,681
Balance	315,563	318,000	312,688
Granted	2,615,000	20,000	29,375
Canceled	(36,188)	(12,688)	(14,263)
Exercised	(23,963)	(9,750)	(9,800)
Amendment to the Plan
Balance	2,870,413	315,563	318,000
Balance	$ 27.04	$ 24.00	$ 19.36
Granted	$ 27.52	$ 84.80	$ 72.32
Canceled	$ 37.68	$ 50.96	$ 25.76
Exercised	$ 14.00	$ 16.40	$ 16.00
Amendment to the Plan
Balance	$ 27.44	$ 27.04	$ 24.00